UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: June 30, 2012

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type            13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager 0
Form 13F Information Table Entry 59
Form 13F Information Table Value $131,843,242




					Value		Shr/Prn				Invstmnt		Other		Voting Authority
Name of Issuer	Title of Class		Cusip		x $1000		Amt		SH/PRN		Discrtn		Managers		Sole	Shared	None

Affiliated Mgrs Group	COM		008252108		1560		14250		SH		Sole		0		0	0	0
Alliance Data Systems 	COM		018581108		4718		34945		SH		Sole		0		0	0	0
Amazon.Com, Inc	COM		023135106		3791		16602		SH		Sole		0		0	0	0
American Tower Corp Cl A	COM		03027X100		2576		36848		SH		Sole		0		0	0	0
Apple Computer	COM		037833100		11071		18958		SH		Sole		0		0	0	0
Ashland Inc.	COM		044209104		2478		35750		SH		Sole		0		0	0	0
Babcock & Wilcox	COM		05615F102		1223		49925		SH		Sole		0		0	0	0
Baidu	COM		056752108		2978		25903		SH		Sole		0		0	0	0
Bankamerica Corp. New	COM		060505104		490		59882		SH		Sole		0		0	0	0
Bed Bath & Beyond	COM		075896100		3071		49700		SH		Sole		0		0	0	0
BP Plc Adr	COM		055622104		404		9972		SH		Sole		0		0	0	0
Buffalo Wild Wings	COM		119848109		2413		27850		SH		Sole		0		0	0	0
Caterpillar Inc.	COM		149123101		2704		31845		SH		Sole		0		0	0	0
Cedar Fair LP Dep Unit	COM		150185106		667		22250		SH		Sole		0		0	0	0
Celgene Corp.	COM		151020104		2090		32575		SH		Sole		0		0	0	0
ChevronTexaco Corp	COM		166764100		3011		28536		SH		Sole		0		0	0	0
Cinemark Holdings Inc	COM		17243V102		2345		102625		SH		Sole		0		0	0	0
Coach Inc.	COM		189754104		3652		62455		SH		Sole		0		0	0	0
CSX Corp	COM		126408103		795		35550		SH		Sole		0		0	0	0
Destination Maternity Corp.	COM		25065d100		829		38400		SH		Sole		0		0	0	0
Dollar Tree	COM		256746108		4641		86270		SH		Sole		0		0	0	0
EBAY Inc	COM		278642103		1777		42300		SH		Sole		0		0	0	0
EMC Corp - Mass	COM		268648102		2642		103069		SH		Sole		0		0	0	0
Expedia	COM		30212P105		470		9775		SH		Sole		0		0	0	0
Exxon Mobil Corporation	COM		30231G102		467		5455		SH		Sole		0		0	0	0
Ford Motor Co.	COM		345370860		2403		250577		SH		Sole		0		0	0	0
Freeport-Mcmoran Cp & Gold Cl B	COM		35671D857		1175		34500		SH		Sole		0		0	0	0
General Electric	COM		369604103		3971		190534		SH		Sole		0		0	0	0
General Motors	COM		37045V100		256		12996		SH		Sole		0		0	0	0
Google Inc.	COM		38259P508		3733		6435		SH		Sole		0		0	0	0
Home Depot	COM		437076102		283		5350		SH		Sole		0		0	0	0
Hyatt Hotels	COM		448579102		2794		75200		SH		Sole		0		0	0	0
IHS Inc.	COM		451734107		1053		9775		SH		Sole		0		0	0	0
Illumina Inc.	COM		452327109		3369		83414		SH		Sole		0		0	0	0
Intel Corp	COM		458140100		3038		113978		SH		Sole		0		0	0	0
IPC The Hospitalist Company	COM		44984A105		3913		86350		SH		Sole		0		0	0	0
Jabil Circuits	COM		466313103		1198		58950		SH		Sole		0		0	0	0
JP Morgan Chase & Co.	COM		46625H100		914		25581		SH		Sole		0		0	0	0
Kirby Corp	COM		497266106		589		12500		SH		Sole		0		0	0	0
Laboratory Corp. of American Hldg	COM		50540r409		1067		11525		SH		Sole		0		0	0	0
Lowes Companies	COM		548661107		1970		69252		SH		Sole		0		0	0	0
Lululemon Athletica	COM		550021109		462		7750		SH		Sole		0		0	0	0
Macy's Inc.	COM		55616p104 		3090		89950		SH		Sole		0		0	0	0
Mcgraw Hill Co.	COM		580645109		268		5949		SH		Sole		0		0	0	0
Microsoft	COM		594918104		1943		63533		SH		Sole		0		0	0	0
National Oilwell Varco Inc.	COM		637071101		2228		34580		SH		Sole		0		0	0	0
Nuance Communications Inc	COM		669967101		2382		100000		SH		Sole		0		0	0	0
Oracle Corp.	COM		68389X105		4617		155446		SH		Sole		0		0	0	0
Perrigo Co.	COM		714290103		1925		16320		SH		Sole		0		0	0	0
Petsmart Inc.	COM		716768106		262		3850		SH		Sole		0		0	0	0
Polypore International 	COM		73179V103		4226		104620		SH		Sole		0		0	0	0
Qualcomm Inc.	COM		747525103		962		17274		SH		Sole		0		0	0	0
Royal Dutch Shell PLC-ADR A	COM		780259206		362		5362		SH		Sole		0		0	0	0
Schlumberger Ltd	COM		806857108		292		4505		SH		Sole		0		0	0	0
Starbucks Corp	COM		855244109		1203		22557		SH		Sole		0		0	0	0
Thermo Fisher Scientific	COM		883556102		2535		48826		SH		Sole		0		0	0	0
Titan Int'l Inc.	COM		88830m102		606		24700		SH		Sole		0		0	0	0
United Technologies	COM		913017109		3647		48290		SH		Sole		0		0	0	0
Visa Inc.	COM		92826c839		6244		50504		SH		Sole		0		0	0	0